UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Corriente Advisors, LLC
Address:       201 Main Street
               Suite 1800
               Fort Worth, TX  76102


Form 13F File Number:         28-12875
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Yatrik Munshi
Title:          Chief Operating Officer
Phone:          (817) 870-0400

Signature, Place and Date of Signing:

 /s/ Yatrik Munshi                 Fort Worth, TX             November 14, 2011
 ------------------                --------------             -----------------
     [Signature]                   [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                       10
                                               ---------------------------------

Form 13F Information Table Value Total:                     $382,800
                                               ---------------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                          CORRIENTE ADVISORS, LLC
                                                        FORM 13F INFORMATION TABLE
                                                     Quarter Ended September 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
                                                       -------   --------  ---  ----  ----------  --------   -----------------------
    NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE      SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW  COM               25746U109    1,015      20,000  SH            SOLE                   20,000
FIRSTENERGY CORP         COM               337932107      898      20,000  SH            SOLE                   20,000
GENERAL ELECTRIC CO      COM               369604103  133,936   8,800,000  SH   PUT      SOLE                8,800,000
ISHARES TR               MSCI EMERG MKT    464287234   34,393     980,000  SH   PUT      SOLE                  980,000
ISHARES TR               FTSE CHINA25 IDX  464287184   50,870   1,650,000  SH   PUT      SOLE                1,650,000
NEWMONT MINING CORP      COM               651639106   27,698     440,000  SH            SOLE                  440,000
POWERSHARES QQQ TRUST    UNIT SER 1        73935A104   49,866     950,000  SH   PUT      SOLE                  950,000
SELECT SECTOR SPDR TR    SBI MATERIALS     81369Y100   11,742     400,000  SH   PUT      SOLE                  400,000
SELECT SECTOR SPDR TR    SBI INT-ENERGY    81369Y506   23,404     400,000  SH   PUT      SOLE                  400,000
SELECT SECTOR SPDR TR    SBI CONS DISCR    81369Y407   48,978   1,405,000  SH   PUT      SOLE                1,405,000